AGREEMENTS (Narrative) (Details) (USD $)	9 Months Ended
Mar. 31, 2013 D
Agreements 1	43,000,000
Agreements 2	55
Agreements 3	$ 150,000
Agreements 4	1.5
Agreements 5	500,000
Agreements 6	135
Agreements 7	$ 250,000